Condensed Balance Sheets Unaudited - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 824,082	$ 1,158,934	$ 10,762
Prepaid expenses	277,772	275,824	0
Total Current Assets	1,101,854	1,434,758	10,762
Deferred offering costs associated with the proposed public offering		0	54,873
Cash and marketable securities held in Trust Account	230,011,533	230,005,861	0
Total Assets	231,113,387	231,440,619	65,635
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued expenses	1,318,971	792,983	450
Accrued offering costs	0	0	41,612
Promissory note – related party		0	869
Total Current Liabilities	1,318,971	792,983	42,931
Warrant liabilities	11,608,733	17,365,433	0
Deferred underwriting fee payable	9,800,000	9,800,000	0
Total Liabilities	22,727,704	27,958,416	42,931
Commitments and Contingencies
Class A common stock subject to possible redemption, 20,338,568 and 19,848,220 shares as of March 31, 2021 and December 31, 2020, respectively (at $10.00 per share)	203,385,680	198,482,200	0
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; shares issued and outstanding	0	0	0
Additional paid-in capital	5,202,308	10,105,739	24,213
Accumulated deficit	(203,419)	(5,106,899)	(2,296)
Total Stockholders' Equity	5,000,003	5,000,003	22,704
Total Liabilities and Stockholders' Equity	231,113,387	231,440,619	65,635
Class A Common Stock
Stockholders' Equity
Common stock value	327	376	0
Total Stockholders' Equity	327	376	0
Class B Common Stock
Stockholders' Equity
Common stock value	787	787	787
Total Stockholders' Equity	$ 787	$ 787	$ 787